Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Small Cap Index Fund - Class A [Member] | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Class A [Member] | Alaska Air Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Class A [Member] | Hims & Hers Health, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Class A [Member] | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Class A [Member] | VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Class A [Member] | Bath & Body Works, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Class A [Member] | Brinker International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Class A [Member] | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Class A [Member] | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Class A [Member] | Jackson Financial, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Index Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Index Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Small Cap Index Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Index Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Index Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Small Cap Index Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Small Cap Index Fund - Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Small Cap Index Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Index Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Index Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Index Fund - Class A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Columbia Small Cap Index Fund - Class A [Member] | ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Institutional Class [Member] | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Institutional Class [Member] | Alaska Air Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional Class [Member] | Hims & Hers Health, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional Class [Member] | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional Class [Member] | VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional Class [Member] | Bath & Body Works, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional Class [Member] | Brinker International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional Class [Member] | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional Class [Member] | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional Class [Member] | Jackson Financial, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Index Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Index Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Small Cap Index Fund - Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Index Fund - Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Index Fund - Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Small Cap Index Fund - Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Small Cap Index Fund - Institutional Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Small Cap Index Fund - Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Index Fund - Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Index Fund - Institutional Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Index Fund - Institutional Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Columbia Small Cap Index Fund - Institutional Class [Member] | ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Institutional Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Alaska Air Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Hims & Hers Health, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Bath & Body Works, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Brinker International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Jackson Financial, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Institutional 2 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Alaska Air Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Hims & Hers Health, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Bath & Body Works, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Brinker International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Jackson Financial, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Index Fund - Institutional 3 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%